Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2018				As of December 31, 2019
	Cost	Accumulated amortization (Note a)	Impairment	Net amount	Cost	Accumulated amortization (Note a)	Impairment	Net amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domain names	15,040	(15,040)	—	—	14,396	(14,396)	—	—
Customer Relationships	313,303	(299,317)	—	13,986	313,303	(313,303)	—	—
Trademarks	888,538	(885,674)	—	2,864	888,480	(886,948)	—	1,532
Non-compete agreement	70,127	(70,127)	—	—	70,127	(70,127)	—	—
Payment license (Note b)	319,660	—	—	319,660	319,660	—	—	319,660
Others	44,823	(11,318)	(16,907)	16,598	41,479	(8,454)	(16,907)	16,118

Total	1,651,491	(1,281,476)	(16,907)	353,108	1,647,445	(1,293,228)	(16,907)	337,310

Note:
(a)	Amortization expenses for intangible assets were RMB340,816, RMB47,842 and RMB15,757 for the years ended December 31, 2017, 2018 and 2019, respectively. The Group expects to record amortization expenses of RMB1,162, RMB274, RMB95, RMB1 and nil for the years ending
December 31, 2020, 2021, 2022, 2023 and 2024, respectively.

(b)	Payment license enables the Group to provide payment services and qualifies as a paying institution, has a legal life of 5 years. The Group renewed the license during the year ended December 31, 2017 and the expiry date will be June 2022. The Group believes it would be able to renew the payment license at minimal cost continuously and has the ability to do so. As a result, the payment license is considered by the Group as having an indefinite life because it is expected to contribute to net cash inflow indefinitely.